United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-5480_____

                          CIGNA Variable Products Group

               (Exact name of registrant as specified in charter)

  c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, Hartford, CT 06103
 ------------------------------------------------------------------------------
 (Address of principal executive offices)                            (Zip code)

Mark Butler, 2223 Washington Street, 3 Newton Executive Park, Suite 200 Newton, MA 02462
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 860.757.7276_
                                                    -------------

Date of fiscal year end: 12/31___
                         -----

Date of reporting period: 1/1/2005 - 3/31/2005___
                          --------------------

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited)

                                                           NUMBER OF      VALUE
                                                              SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE/DEFENSE - 1.9%
Boeing (The) Co.                                             $13,076     $   764
General Dynamics Corp.                                         3,100         332
Goodrich Corp.                                                 1,900          73
L-3 Communications Holdings, Inc.                              1,802         128
Lockheed Martin Corp.                                          6,260         382
Northrop Grumman Corp.                                         5,678         306
Raytheon Co.                                                   7,100         275
Rockwell Collins, Inc.                                         2,800         133
United Technologies Corp.                                      8,000         813
                                                                         -------
                                                                           3,206
                                                                         -------
AGRICULTURE - 1.7%
Altria Group, Inc.                                            32,500       2,125
Archer-Daniels-Midland Co.                                     9,787         241
Monsanto Co.                                                   4,135         267
Reynolds American, Inc.                                        1,800         145
UST, Inc.                                                      2,600         134
                                                                         -------
                                                                           2,912
                                                                         -------
AUTO MANUFACTURERS & PARTS - 0.6%
Cooper Tire & Rubber Co.                                       1,100          20
Dana Corp.                                                     2,343          30
Delphi Corp.                                                   8,826          40
Ford Motor Co.                                                28,697         325
General Motors Corp.                                           8,900         262
Goodyear (The) Tire & Rubber Co. (a)                           2,800          37
Johnson Controls, Inc.                                         3,000         167
Navistar International Corp. (a)                               1,000          36
Paccar, Inc.                                                   2,687         195
Visteon Corp.                                                  2,051          12
                                                                         -------
                                                                           1,124
                                                                         -------
BIOTECHNOLOGY - 1.0%
Amgen, Inc. (a)                                               19,668       1,145
Biogen Idec, Inc. (a)                                          5,235         181
Chiron Corp. (a)                                               2,300          81
Genzyme Corp. (General Division) (a)                           3,900         223
Medimmune, Inc. (a)                                            3,900          93
Millipore Corp. (a)                                              800          35
                                                                         -------
                                                                           1,758
                                                                         -------
CHEMICALS - 1.7%
Air Products & Chemicals, Inc.                                 3,600         228
Ashland, Inc.                                                  1,000          67
Dow (The) Chemical Co.                                        15,010         748
du Pont (E.I.) de Nemours & Co.                               15,678         803
Eastman Chemical Co.                                           1,200          71
Ecolab, Inc.                                                   3,500         116

                                                           NUMBER OF      VALUE
                                                              SHARES      (000)
--------------------------------------------------------------------------------
Engelhard Corp.                                              $ 1,950     $    59
Great Lakes Chemical Corp.                                       800          26
Hercules, Inc. (a)                                             1,800          26
International Flavors & Fragrances, Inc.                       1,400          55
PPG Industries, Inc.                                           2,700         193
Praxair, Inc.                                                  5,100         244
Rohm & Haas Co.                                                3,085         148
Sherwin-Williams (The) Co.                                     2,000          88
Sigma-Aldrich Corp.                                            1,100          67
                                                                         -------
                                                                           2,939
                                                                         -------
COMMERCIAL SERVICES - 0.9%
Apollo Group, Inc., Class A (a)                                2,600         193
Block (H&R), Inc.                                              2,600         132
Cendant Corp.                                                 16,604         341
Convergys Corp. (a)                                            2,200          33
Donnelley (RR) & Sons Co.                                      3,400         108
Equifax, Inc.                                                  2,100          64
McKesson Corp.                                                 4,623         175
Moody's Corp.                                                  2,200         178
Paychex, Inc.                                                  5,600         184
Robert Half International, Inc.                                2,500          67
                                                                         -------
                                                                           1,475
                                                                         -------
COMMUNICATIONS - 1.2%
eBay, Inc. (a)                                                19,000         708
Interpublic (The) Group of Cos., Inc. (a)                      6,600          81
Monster Worldwide, Inc. (a)                                    1,900          53
Omnicom Group                                                  2,900         257
Symantec Corp. (a)                                            11,100         237
Yahoo, Inc. (a)                                               20,500         695
                                                                         -------
                                                                           2,031
                                                                         -------
COMPUTERS - 4.1%
Affiliated Computer Services, Inc., Class A (a)                2,000         106
Apple Computer, Inc. (a)                                      12,800         533
Computer Sciences Corp. (a)                                    3,000         138
Dell, Inc. (a)                                                38,600       1,483
Electronic Data Systems Corp.                                  8,100         167
EMC Corp. (a)                                                 37,724         465
Gateway, Inc. (a)                                              4,700          19
Hewlett-Packard Co.                                           45,424         997
International Business Machine Corp.                          25,600       2,339
Lexmark International, Inc., Class A (a)                       2,000         160
NCR Corp. (a)                                                  2,900          98
Network Appliance, Inc. (a)                                    5,700         158
Sun Microsystems, Inc. (a)                                    53,000         214
Sungard Data Systems, Inc. (a)                                 4,500         155
Unisys Corp. (a)                                               5,300          37
                                                                         -------
                                                                           7,069
                                                                         -------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                         NUMBER OF        VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS & SERVICES - 2.9%
Alberto-Culver Co.                                         $ 1,300       $    62
Avery Dennison Corp.                                         1,600            99
Avon Products, Inc.                                          7,400           318
Clorox Co.                                                   2,400           151
Colgate-Palmolive Co.                                        8,200           428
Fortune Brands, Inc.                                         2,300           185
Genuine Parts Co.                                            2,750           120
Gillette (The), Co.                                         15,600           787
Grainger (W.W.), Inc.                                        1,300            81
Kimberly-Clark Corp.                                         7,532           495
Newell Rubbermaid, Inc.                                      4,307            94
Procter & Gamble Co.                                        39,600         2,099
                                                                         -------
                                                                           4,919
                                                                         -------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
American Power Conversion                                    2,800            73
Emerson Electric Co.                                         6,600           429
Molex, Inc.                                                  2,675            71
                                                                         -------
                                                                             573
                                                                         -------
ELECTRONICS - 0.4%
Agilent Technologies, Inc. (a)                               6,828           152
Applera Corp. - Applied Biosystems Group                     3,100            61
Fisher Scientific International, Inc. (a)                    1,800           102
Jabil Circuit, Inc. (a)                                      2,900            83
PerkinElmer, Inc.                                            2,000            41
Sanmina-SCI Corp. (a)                                        8,200            43
Solectron Corp. (a)                                         15,200            53
Symbol Technologies, Inc.                                    3,800            55
Tektronix, Inc.                                              1,400            34
Thermo Electron Corp. (a)                                    2,500            63
Waters Corp. (a)                                             1,900            68
                                                                         -------
                                                                             755
                                                                         -------
FINANCIAL - 14.7%
American Express Co.                                        18,400           945
AmSouth Bancorp                                              5,600           145
Bank (The) of New York Co., Inc.                            12,200           354
Bank of America Corp.                                       63,632         2,806
BB&T Corp.                                                   8,600           336

                                                         NUMBER OF        VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------
Bear Stearns (The) Cos., Inc.                              $ 1,825       $   182
Capital One Financial Corp.                                  3,900           292
CIT Group, Inc.                                              3,300           125
Citigroup, Inc.                                             81,972         3,684
Comerica, Inc.                                               2,650           146
Compass Bancshares, Inc.                                     1,894            86
Countrywide Financial Corp.                                  9,100           295
E*Trade Financial Corp. (a)                                  5,800            70
Federated Investors, Inc., Class B                           1,500            42
Fifth Third Bancorp                                          8,158           351
First Horizon National Corp.                                 1,900            78
Franklin Resources, Inc.                                     3,100           213
Freddie Mac                                                 10,800           683
Golden West Financial Corp.                                  4,400           266
Goldman Sachs Group, Inc.                                    7,000           770
Huntington Bancshares, Inc.                                  3,666            88
Janus Capital Group, Inc.                                    3,700            52
Keycorp                                                      6,416           208
Lehman Brothers Holdings, Inc.                               4,380           412
M&T Bank Corp                                                1,500           153
Marshall & Ilsley Corp.                                      3,300           138
MBNA Corp.                                                  20,052           492
Mellon Financial Corp.                                       6,700           191
Merrill Lynch & Co., Inc.                                   14,600           826
Morgan (J.P.) Chase & Co.                                   55,767         1,930
Morgan Stanley Dean Witter & Co.                            17,440           998
National City Corp.                                          9,300           312
North Fork Bancorporation, Inc.                              7,350           204
Northern Trust Corp.                                         3,200           139
PNC Financial Services Group, Inc.                           4,400           227
Providian Financial Corp. (a)                                4,600            79
Regions Financial Corp.                                      7,247           235
Schwab, (The) Charles Corp.                                 18,025           189
SLM Corp.                                                    6,700           334
Sovereign Bancorp, Inc.                                      5,900           131
State Street Corp.                                           5,200           227
SunTrust Banks, Inc.                                         5,300           382
Synovus Financial Corp.                                      4,850           135
T. Price Rowe Group, Inc.                                    1,900           113
US Bancorp                                                  29,051           837
Wachovia Corp.                                              24,867         1,266
Washington Mutual, Inc.                                     13,707           541
Wells Fargo & Co.                                           26,660         1,594
Zions Bancorporation                                         1,400            97
                                                                         -------
                                                                          25,227
                                                                         -------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.8%
Albertson's, Inc.                                        $  5,813       $    120
Anheuser-Busch Cos., Inc.                                  12,200            578
Brown-Forman Corp., Class B                                 1,400             77
Campbell Soup Co.                                           5,100            148
Coca-Cola (The) Co.                                        35,600          1,483
Coca-Cola Enterprises, Inc.                                 5,500            113
ConAgra Foods, Inc.                                         8,100            219
General Mills, Inc.                                         5,700            280
Heinz (H.J) Co.                                             5,500            203
Hershey Foods Corp.                                         3,400            206
Kellogg Co.                                                 5,500            238
Kroger Co. (a)                                             11,500            184
McCormick & Co., Inc.                                       2,100             72
Molson Coors Brewing Co.                                    1,300            100
Pepsi Bottling Group, Inc.                                  3,100             86
PepsiCo., Inc.                                             26,360          1,398
Safeway, Inc. (a)                                           7,000            130
Sara Lee Corp.                                             12,400            275
Supervalu, Inc.                                             2,100             70
Sysco Corp.                                                10,000            358
Wrigley (Wm) Jr. Co.                                        3,100            203
                                                                        --------
                                                                           6,541
                                                                        --------
FOREST PRODUCTS & PAPER - 0.6%
Georgia-Pacific Corp.                                       4,116            146
International Paper Co.                                     7,651            281
Louisiana-Pacific Corp.                                     1,700             43
MeadWestvaco Corp.                                          3,176            101
Plum Creek Timber Co., Inc.                                 2,900            104
Temple-Inland, Inc.                                           900             65
Weyerhaeuser Co.                                            3,800            260
                                                                        --------
                                                                           1,000
                                                                        --------
HEALTHCARE PRODUCTS & SERVICES - 5.4%
Aetna, Inc.                                                 4,584            343
Bard (C.R.), Inc.                                           1,600            109
Bausch & Lomb, Inc.                                           800             59
Baxter International, Inc.                                  9,700            330
Becton Dickinson & Co.                                      4,000            234
Biomet, Inc.                                                4,000            145
Boston Scientific Corp. (a)                                11,900            349
Guidant Corp.                                               5,100            377
HCA, Inc.                                                   6,420            344
Health Management Associates, Class A                       3,800             99
Humana, Inc. (a)                                            2,500             80
Johnson & Johnson                                          46,684          3,135
Laboratory Corp. of America Holdings (a)                    2,100            101
Manor Care, Inc.                                            1,400             51

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
Medtronic, Inc.                                          $ 19,000       $    968
Quest Diagnostics                                           1,400            147
St. Jude Medical, Inc. (a)                                  5,700            205
Stryker Corp.                                               5,900            263
Tenet Healthcare Corp. (a)                                  7,350             85
UnitedHealth Group, Inc.                                   10,100            963
WellPoint, Inc. (a)                                         4,800            602
Zimmer Holdings, Inc. (a)                                   3,880            302
                                                                        --------
                                                                           9,291
                                                                        --------
HOME BUILDERS & FURNISHINGS - 0.2%
Centex Corp.                                                2,000            115
KB Home                                                       700             82
Maytag Corp.                                                1,200             17
Pulte Homes, Inc.                                           1,900            140
Whirlpool Corp.                                             1,000             68
                                                                        --------
                                                                             422
                                                                        --------
INDUSTRIAL - 7.3%
3M Co.                                                     12,100          1,037
Allied Waste Industries, Inc. (a)                           4,300             31
American Standard Cos., Inc. (a)                            2,800            130
Black & Decker Corp.                                        1,300            103
Caterpillar, Inc.                                           5,400            494
Cooper Industries Ltd., Class A                             1,500            107
Cummins, Inc.                                                 700             49
Danaher Corp.                                               4,300            230
Deere & Co.                                                 3,900            262
Dover Corp.                                                 3,200            121
Eastman Kodak Co.                                           4,500            146
Eaton Corp.                                                 2,400            157
Fluor Corp.                                                 1,300             72
General Electric Co.                                      166,300          5,997
Honeywell International, Inc.                              13,387            498
Illinois Tool Works, Inc.                                   4,300            385
Ingersoll-Rand Co., Class A                                 2,700            215
ITT Industries, Inc.                                        1,400            126
Leggett & Platt, Inc.                                       3,000             87
Masco Corp.                                                 7,000            243
Pall Corp.                                                  1,900             52
Parker Hannifin Corp.                                       1,925            117
Rockwell Automation, Inc.                                   2,700            153
Snap-On, Inc.                                                 950             30
Stanley (The) Works                                         1,200             54
Textron, Inc.                                               2,100            157
Tyco International Ltd.                                    31,565          1,067
Vulcan Materials Co.                                        1,600             91
Waste Management, Inc.                                      8,932            258
                                                                        --------
                                                                          12,469
                                                                        --------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                          NUMBER OF       VALUE
                                                             SHARES       (000)
--------------------------------------------------------------------------------
INSURANCE - 4.4%
ACE Ltd.                                                   $  4,500     $    186
Aflac, Inc.                                                   7,900          294
Allstate (The) Corp.                                         10,696          578
AMBAC Financial Group, Inc.                                   1,750          131
American International Group                                 40,884        2,265
AON Corp.                                                     4,925          112
Chubb Corp.                                                   3,000          238
CIGNA Corp. (b)                                               2,100          188
Cincinnati Financial Corp.                                    2,525          110
Hartford Financial Services Group                             4,600          315
Jefferson-Pilot Corp.                                         2,112          104
Lincoln National Corp.                                        2,700          122
Loews Corp.                                                   2,500          184
Marsh & McLennan Cos., Inc.                                   8,300          252
MBIA, Inc.                                                    2,200          115
Metlife, Inc.                                                11,500          450
MGIC Investment Corp.                                         1,500           93
Principal Financial Group                                     4,700          181
Progressive (The) Corp.                                       3,100          284
Prudential Financial, Inc.                                    8,200          471
Safeco Corp.                                                  2,000           97
St. Paul (The) Travelers  Companies, Inc.                    10,491          385
Torchmark Corp.                                               1,700           89
UnumProvident Corp.                                           4,625           79
XL Capital Ltd., Class A                                      2,200          159
                                                                        --------
                                                                           7,482
                                                                        --------
IRON/STEEL & MINING - 0.7%
Alcoa, Inc.                                                  13,668          415
Allegheny Technologies, Inc.                                  1,370           33
Freeport-McMoRan Copper & Gold, Class B                       2,800          111
Newmont Mining Corp.                                          6,935          293
Nucor Corp.                                                   2,500          144
Phelps Dodge Corp.                                            1,516          154
United States Steel Corp.                                     1,800           92
                                                                        --------
                                                                           1,242
                                                                        --------
LEISURE & ENTERTAINMENT - 0.7%
Brunswick Corp.                                               1,500           70
Carnival Corp.                                                8,300          430
Harley-Davidson, Inc.                                         4,600          266
Hasbro, Inc.                                                  2,575           53
International Game Technology                                 5,400          144
Mattel, Inc.                                                  6,545          140
Sabre Holdings Corp., Class A                                 2,040           45
                                                                        --------
                                                                           1,148
                                                                        --------

                                                          NUMBER OF       VALUE
                                                             SHARES       (000)
--------------------------------------------------------------------------------
LODGING - 0.4%
Harrah's Entertainment, Inc.                               $  1,750     $    113
Hilton Hotels Corp.                                           6,000          134
Marriott International, Inc., Class A                         3,200          214
Starwood Hotels & Resorts Worldwide, Inc.                     3,300          198
                                                                        --------
                                                                             659
                                                                        --------
MEDIA - 3.8%
Clear Channel Communications, Inc.                            8,300          286
Comcast Corp., Class A (a)                                   34,762        1,174
Disney (Walt) Co.                                            32,100          922
Dow Jones & Co., Inc.                                         1,100           41
Gannett Co., Inc.                                             3,900          308
Knight-Ridder, Inc.                                           1,200           81
McGraw-Hill (The) Cos., Inc.                                  3,000          262
Meredith Corp.                                                  700           33
New York Times Co., Class A                                   2,300           84
News Corp.                                                   45,200          765
Time Warner, Inc. (a)                                        72,100        1,265
Tribune Co.                                                   4,700          187
Univision Communications, Inc., Class A  (a)                  4,600          127
Viacom, Inc., Class B                                        26,733          931
                                                                        --------
                                                                           6,466
                                                                        --------
OFFICE/BUSINESS EQUIPMENT - 0.2%
Pitney Bowes, Inc.                                            3,600          162
Xerox Corp. (a)                                              15,000          227
                                                                        --------
                                                                             389
                                                                        --------
OIL & GAS - 8.7%
Amerada Hess Corp.                                            1,300          125
Anadarko Petroleum Corp.                                      3,733          284
Apache Corp.                                                  5,122          314
Baker Hughes, Inc.                                            5,290          235
BJ Services Co.                                               2,500          130
Burlington Resources, Inc.                                    6,120          306
ChevronTexaco Corp.                                          33,068        1,928
ConocoPhillips                                               10,968        1,183
Devon Energy Corp.                                            7,500          358
Dynegy, Inc., Class A (a)                                     5,200           20
EL Paso Corp.                                                10,143          107
EOG Resources, Inc.                                           3,800          185
Exxon Mobil Corp.                                           100,224        5,973
Halliburton Co.                                               7,900          342
Kerr-McGee Corp.                                              2,538          199
Kinder Morgan, Inc.                                           1,700          129
Marathon Oil Corp.                                            5,400          253
Nabors Industries Ltd. (a)                                    2,200          130
Noble Corp. (a)                                               2,100          118
National Oilwell Varco, Inc. (a)                              2,600          121
Occidental Petroleum Corp.                                    6,200          441

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
OIL & GAS continued
Rowan Cos., Inc. (a)                                     $  1,700       $     51
Schlumberger Ltd.                                           9,300            655
Sunoco, Inc.                                                1,100            114
Transocean, Inc. (a)                                        5,071            261
Unocal Corp.                                                4,200            259
Valero Energy Corp.                                         4,000            293
Williams Companies, Inc.                                    8,900            167
XTO Energy, Inc.                                            5,467            180
                                                                        --------
                                                                          14,861
                                                                        --------
PACKAGING & CONTAINERS - 0.1%
Ball Corp.                                                  1,700             71
Bemis Co.                                                   1,700             53
Pactiv Corp. (a)                                            2,300             54
Sealed Air Corp. (a)                                        1,261             65
                                                                        --------
                                                                             243
                                                                        --------
PHARMACEUTICALS - 6.0%
Abbott Laboratories                                        24,500          1,142
Allergan, Inc.                                              2,100            146
AmerisourceBergen Corp.                                     1,700             97
Bristol-Myers Squibb Co.                                   30,700            782
Cardinal Health, Inc.                                       6,775            378
Caremark Rx, Inc. (a)                                       7,200            286
Eli Lilly & Co.                                            17,800            927
Express Scripts, Inc. (a)                                   1,200            105
Forest Laboratories, Inc. (a)                               5,500            203
Gilead Sciences, Inc. (a)                                   6,800            243
Hospira, Inc. (a)                                           2,420             78
King Pharmaceuticals, Inc. (a)                              3,766             31
Medco Health Solutions, Inc. (a)                            4,366            216
Merck & Co., Inc.                                          34,700          1,123
Mylan Laboratories                                          4,200             74
Pfizer, Inc.                                              117,032          3,074
Schering-Plough Corp.                                      23,100            419
Watson Pharmaceuticals, Inc. (a)                            1,700             52
Wyeth                                                      21,000            886
                                                                        --------
                                                                          10,262
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Investment & Mgt. Co., Class A                    1,500             56
Archstone-Smith Trust                                       3,100            106
Equity Office Properties Trust                              6,300            190
Equity Residential                                          4,400            142
Prologis                                                    2,900            108
Simon Property Group, Inc.                                  3,500            212
                                                                        --------
                                                                             814
                                                                        --------

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
RETAIL - 7.1%
Autonation, Inc. (a)                                     $  3,500       $     66
Autozone, Inc. (a)                                          1,100             94
Bed Bath & Beyond, Inc. (a)                                 4,700            172
Best Buy Co., Inc.                                          4,700            254
Big Lots, Inc. (a)                                          1,800             22
Cintas Corp.                                                2,300             95
Circuit City Stores, Inc.                                   3,000             48
Coach, Inc. (a)                                             3,000            170
Costco Wholesale Corp.                                      7,400            327
CVS Corp.                                                   6,300            332
Darden Restaurants, Inc.                                    2,350             72
Dillard's, Inc., Class A                                    1,100             30
Dollar General Corp.                                        4,747            104
Family Dollar Stores, Inc.                                  2,600             79
Federated Department Stores                                 2,700            172
Gap (The), Inc.                                            11,562            253
Home Depot, Inc.                                           34,450          1,317
Jones Apparel Group, Inc.                                   1,900             64
Kohl's Corp. (a)                                            5,100            263
Limited Brands, Inc.                                        6,000            146
Liz Claiborne, Inc.                                         1,700             68
Lowe's Companies, Inc.                                     12,100            691
May (The) Department Stores Co.                             4,550            168
McDonald's Corp.                                           20,000            623
Nike, Inc., Class B                                         3,600            300
Nordstrom, Inc.                                             2,000            111
Office Depot, Inc. (a)                                      4,900            109
OfficeMax, Inc.                                             1,500             50
Penney (J.C.) Co., Inc.                                     4,500            234
RadioShack Corp.                                            2,500             61
Reebok International Ltd.                                     900             40
Sears Holdings Corp. (a)                                      400             53
Sears Roebuck and Co.                                       3,200            193
Staples, Inc.                                               7,750            244
Starbucks Corp. (a)                                         6,300            325
Target Corp.                                               14,100            705
Tiffany & Co.                                               2,300             79
TJX Cos., Inc.                                              7,600            187
Toys R US, Inc. (a)                                         3,400             88
VF Corp.                                                    1,600             95
Walgreen Co.                                               16,000            711
Wal-Mart Stores, Inc.                                      53,200          2,666
Wendy's International, Inc.                                 1,800             70
Yum! Brands, Inc.                                           4,580            237
                                                                        --------
                                                                          12,188
                                                                        --------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc. (a)                         $  6,200       $    100
Altera Corp. (a)                                            5,800            115
Analog Devices, Inc.                                        5,800            210
Applied Materials, Inc. (a)                                26,200            426
Applied Micro Circuits Corp. (a)                            4,800             16
Broadcom Corp., Class A (a)                                 4,600            138
Freescale Semiconductor, Inc. (a)                           6,296            109
Intel Corp.                                                97,700          2,270
Kla-Tencor Corp. (a)                                        3,100            143
Linear Technology Corp.                                     4,800            184
LSI Logic Corp. (a)                                         6,000             34
Maxim Integrated Products                                   5,100            208
Micron Technology, Inc. (a)                                 9,600             99
National Semiconductor Corp.                                5,600            115
Novellus Systems, Inc. (a)                                  2,200             59
Nvidia Corp. (a)                                            2,600             62
PMC - Sierra, Inc. (a)                                      2,800             25
QLogic Corp. (a)                                            1,400             57
Teradyne, Inc. (a)                                          3,000             44
Texas Instruments, Inc.                                    27,000            688
Xilinx, Inc.                                                5,500            161
                                                                        --------
                                                                           5,263
                                                                        --------
SOFTWARE - 4.2%
Adobe Systems, Inc.                                         3,800            255
Autodesk, Inc.                                              3,600            107
Automatic Data Processing, Inc.                             9,200            414
BMC Software, Inc. (a)                                      3,500             53
Citrix Systems, Inc. (a)                                    2,700             64
Computer Associates International, Inc.                     8,312            225
Compuware Corp. (a)                                         6,100             44
Electronic Arts, Inc. (a)                                   4,800            249
First Data Corp.                                           12,558            494
Fiserv, Inc. (a)                                            3,000            119
IMS Health, Inc.                                            3,600             88
Intuit, Inc. (a)                                            2,900            127
Mercury Interactive Corp. (a)                               1,300             62
Microsoft Corp.                                           158,800          3,838
Novell, Inc. (a)                                            5,900             35
Oracle Corp. (a)                                           70,472            879
Parametric Technology Corp. (a)                             4,200             23
Siebel Systems, Inc. (a)                                    8,100             74
Veritas Software Corp. (a)                                  6,600            153
                                                                        --------
                                                                           7,303
                                                                        --------

                                                        NUMBER OF         VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.5%
ADC Telecommunications, Inc. (a)                         $ 12,700       $     25
Alltel Corp.                                                4,700            258
Andrew Corp. (a)                                            2,493             29
AT&T Corp.                                                 12,585            236
Avaya, Inc. (a)                                             7,528             88
BellSouth Corp.                                            28,700            755
CenturyTel, Inc.                                            2,150             71
CIENA Corp. (a)                                             9,000             15
Cisco Systems, Inc. (a)                                   101,400          1,814
Citizens Communications Co.                                 5,300             69
Comverse Technology, Inc. (a)                               3,100             78
Corning, Inc. (a)                                          22,100            246
JDS Uniphase Corp. (a)                                     22,700             38
Lucent Technologies, Inc. (a)                              69,536            191
Motorola, Inc.                                             38,491            576
Nextel Communications, Inc., Class A (a)                   17,700            503
Qualcomm, Inc.                                             25,800            946
Qwest Communications International (a)                     26,201             97
SBC Communications, Inc.                                   51,794          1,227
Scientific-Atlanta, Inc.                                    2,400             68
Sprint Corp. (FON Group)                                   23,200            528
Tellabs, Inc. (a)                                           7,300             53
Verizon Communications, Inc.                               43,426          1,542
                                                                        --------
                                                                           9,453
                                                                        --------
TRANSPORTATION - 1.7%
Burlington Northern Santa Fe Corp.                          5,967            322
CSX Corp.                                                   3,400            142
Delta Air Lines, Inc. (a)                                   2,200              9
FedEx Corp.                                                 4,700            442
Norfolk Southern Corp.                                      6,300            233
Ryder System, Inc.                                          1,000             42
Southwest Airlines Co.                                     11,587            165
Union Pacific Corp.                                         4,100            286
United Parcel Service, Inc., Class B                       17,600          1,280
                                                                        --------
                                                                           2,921
                                                                        --------
UTILITIES - 3.2%
AES (The) Corp. (a)                                        10,200            167
Allegheny Energy, Inc. (a)                                  2,200             45
Ameren Corp.                                                3,100            152
American Electric Power Co., Inc.                           6,000            204
Calpine Corp. (a)                                           8,400             24
Centerpoint Energy, Inc.                                    4,507             54
Cinergy Corp.                                               3,020            122
CMS Energy Corp. (a)                                        3,400             44

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)

                                                        NUMBER OF       VALUE
                                                           SHARES       (000)
--------------------------------------------------------------------------------
UTILITIES continued
Consolidated Edison, Inc.                              $    3,800     $      160
Constellation Energy Group, Inc.                            2,800            145
Dominion Resources, Inc.                                    5,299            394
DTE Energy Co.                                              2,700            123
Duke Energy Corp.                                          14,724            412
Edison International                                        5,100            177
Entergy Corp.                                               3,300            233
Exelon Corp.                                               10,450            480
FirstEnergy Corp.                                           5,200            218
FPL Group, Inc.                                             6,100            245
KeySpan Corp.                                               2,500             97
Nicor, Inc.                                                   700             26
NiSource, Inc.                                              4,300             98
Peoples Energy Corp.                                          600             25
PG&E Corp. (a)                                              5,700            194
Pinnacle West Capital Corp.                                 1,400             60
PPL Corp.                                                   3,000            162
Progress Energy, Inc.                                       3,900            164
Public Service Enterprise Group                             3,700            201
Sempra Energy                                               3,754            150
Southern (The) Co.                                         11,700            372
TECO Energy, Inc.                                           3,200             50
TXU Corp.                                                   3,800            303
Xcel Energy, Inc.                                           6,320            109
                                                                      ----------
                                                                           5,410
                                                                      ----------

Total Common Stocks
   (Cost - $165,639)                                                     169,815
                                                                      ----------

SHORT-TERM OBLIGATIONS - 0.9%
MONEY MARKET FUND - 0.9%
TimesSquare VP Money Market Fund
   (Cost - $1,592) (c)                                  1,592,355          1,592
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES - 99.9%
   (Total Cost - $167,231) (e)                                           171,407
Assets in excess of Other Liabilities - 0.1%                                  94
                                                                      ----------

NET ASSETS - 100.0%                                                   $  171,501
                                                                      ==========

NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) CIGNA Investment Advisor's, Inc., the fund's administrator, is an indirect wholly owned subsidiary of CIGNA Corp.
(c) This Fund is a separate series of the CIGNA Variable Products Group.
(d) At March 31, 2005, the Fund was long 6 S&P 500(R) Futures Contracts expiring in June, 2005. Unrealized losses amounted to $37,973. Underlying face value was $1,813,823 and underlying market value was $1,775,850.
    Tax Information
(e) At March 31, 2005, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $167,996,744, was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there was an excess of value
     over tax cost                                                  $33,690,133

     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value                                                (30,279,852)
                                                                    -----------

    Unrealized appreciation - net                                   $ 3,410,281
                                                                    ===========

-----------------------------------------------------------------
CIGNA VariableProducts S&P 500(R) Index Fund

                                          Market       % of
Ten Largest Positions                     Value
(Unaudited)                               (000)       Assets
-----------------------------------------------------------------
General Electric Co.                     $ 5,997         3.5%
Exxon Mobil Corp.                          5,973         3.5
Microsoft Corp.                            3,838         2.2
Citigroup, Inc.                            3,684         2.1
Johnson & Johnson                          3,135         1.8
Pfizer, Inc.                               3,074         1.8
Bank of America Corp.                      2,806         1.6
Wal-Mart Stores, Inc.                      2,666         1.6
International Business Machine Corp.       2,339         1.4
Intel Corp.                                2,270         1.3

-----------------------------------------------------------------

TimesSquare VP S&P 500(R) Index Fund Investments in Securities
March 31, 2005 (Unaudited) (Continued)


---------------------------------------------------------------

---------------------------------------------------------------
CIGNA VariableProducts S&P 500(R) Index Fund

                                            Market        % of
Long-term Securities by Industry            Value          Net
(Unaudited)                                 (000)        Assets
---------------------------------------------------------------
Aerospace/Defense                          $ 3,206         1.9%
Agriculture                                  2,912         1.7
Auto Manufacturers & Parts                   1,124         0.6
Biotechnology                                1,758         1.0
Chemicals                                    2,939         1.7
Commercial Services                          1,475         0.9
Communications                               2,031         1.2
Computers                                    7,069         4.1
Consumer Products & Services                 4,919         2.9
Electrical Components & Equipment              573         0.3
Electronics                                    755         0.4
Financial                                   25,227        14.7
Food & Beverages                             6,541         3.8
Forest Products & Paper                      1,000         0.6
Healthcare Products & Services               9,291         5.4
Home Builders & Furnishings                    422         0.2
Industrial                                  12,469         7.3
Insurance                                    7,482         4.4
Iron/Steel & Mining                          1,242         0.7
Leisure & Entertainment                      1,148         0.7
Lodging                                        659         0.4
Media                                        6,466         3.8
Office/Business Equipment                      389         0.2
Oil & Gas                                   14,861         8.7
Packaging & Containers                         243         0.1
Pharmaceuticals                             10,262         6.0
Real Estate Investment Trusts                  814         0.5
Retail                                      12,188         7.1
Semiconductors - 2.9%                        5,263         3.1
Software                                     7,303         4.2
Telecommunications                           9,453         5.5
Transportation                               2,921         1.7
Utilities                                    5,410         3.2
                                        -----------------------
                                           169,815       99.0%

---------------------------------------------------------------

----------------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities

INVESTMENTS IN SECURITIES
March 31, 2005 (Unaudited)
                                                         PRINCIPAL           VALUE
                                                           (000)             (000)
----------------------------------------------------------------------------------------
LONG-TERM BONDS - 88.9%
AUTO - 1.0%
DaimlerChrysler North America,
     Step Coupon (3.77% to 5/9/2005), 8/8/2006                 $ 900              $ 909
                                                                        ----------------


COMMUNICATIONS & MEDIA - 0.2%

TPSA Finance BV, 7.75%, 12/10/2008 (144A security
     acquired July & Aug. 2003 for $137) (a)                     120                132
                                                                        ----------------

CONSUMER & RETAIL - 0.2%
VFB LLC, 10.25%, 7/1/2009 (b) (c)                              2,044                133
                                                                        ----------------

FINANCIAL - 10.6%
Bank of America Commercial Mortgage, Inc.,
      4.88%, 6/10/2039                                           590                593
      4.13%, 7/10/2042                                           395                387
Citifinancial Mortgage Securities, Inc.,
      3.08, 8/25/2033                                            100                 99
      3.22%, 10/25/2033                                          100                 99
Countrywide Alternative Loan Trust, 4.67%, 8/25/2034             520                520
Countrywide Asset-Backed Certificates,
     3.32%, 5/25/2022                                            250                246
     3.32%, 12/25/2034                                           365                360
Ford Motor Credit Co., 4.00%, 3/21/2007 (d)                      900                902
General Motors Acceptance Corp., 7.25%, 3/2/2011                 600                557
Greenwich Capital Commercial Funding Corp.,
     5.32%, 6/10/2036                                            915                931
GS Mortgage Securities Corp. II, 5.40%, 8/1/2038                 905                925
Merrill Lynch Mortgage Trust, 4.35%, 2/12/2042                   515                509
Morgan Stanley Capital I, 4.05%, 1/13/2041                       530                515
Residential Asset Mortgage Products, Inc.,
     Interest Only, 5.75%, 4/25/2005 (c)                         609                  -
     3.81%, 1/25/2026                                            220                219
     4.45%, 7/25/2028                                          1,145              1,145
     4.23%, 5/25/2029                                            165                164
     4.00%, 1/25/2030                                            275                274
Santander Financial Issuances, 6.80%, 7/15/2005                   95                 96
Structured Asset Securities Corp., 4.37%, 10/25/2034             525                517
Union Planters Corp., 6.75%, 11/1/2005                           240                244
                                                                        ----------------
                                                                                  9,302
                                                                        ----------------

FOREIGN GOVERNMENT - 12.3%
Brazil (Federal Republic of),
     9.25%, 10/22/2010                                            85                 89
     11.00%, 1/11/2012                                            80                 90
     10.50%, 7/14/2014                                           240                264
     8.88%, 4/15/2024                                             90                 85
     11.00%, 8/17/2040                                           300                334
Export-Import Bank of Korea, 4.13%, 2/10/2009
     (144A security acquired Feb. 2004 for $139) (a)             140                136
Quebec (Province of Canada), 5.50%, 4/11/2006                    630                642
Russian Federation,
     Step Coupon (5.00% to 3/31/2007), 3/31/2030                 600                615
     Step Coupon (5.00% to 3/31/2007), 3/31/2030
     (144A security acquired Sep. & Oct. 2002, July &
     Oct. 2003 & April & Aug. 2004 for $499) (a)                 545                560
Spain Letras Del Tesoro, Zero Coupon, 6/17/2005                2,240 (e)          2,893
Treasury U.K., 4.75%, 9/7/2015                                 2,500 (f)          4,744
United Mexican States, 8.30%, 8/15/2031                          335                384
                                                                        ----------------
                                                                                 10,836
                                                                        ----------------



------------------------------------------------------------------------------




                                                       PRINCIPAL     VALUE
                                                         (000)       (000)
------------------------------------------------------------------------------
 OIL & GAS - 0.2%
 Morgan Stanley Bank AG for Gazprom OAO, 9.63%, 3/1/2013
     (144A security acquired Sep. 2004 for $110) (a)      $ 100         $ 114
 Pemex Project Funding Master Trust, 9.50%, 9/15/2027
      (144A security acquired July 2003 for $66) (a)         55            67
                                                                --------------
                                                                          181
                                                                --------------

 U.S. GOVERNMENT & AGENCIES (g) - 64.3%

 Fannie Mae,
     2.50%, 6/15/2008                                     2,480         2,352
     4.00%, 10/1/2018                                       566           543
     4.50%, 7/1/2019                                      1,096         1,073
     5.50%, 9/1/2019                                      2,323         2,369
     6.50%, 4/1/2032                                        704           732
     7.00%, 5/1/2032                                      1,247         1,314
     5.00%, 9/1/2033                                        774           759
     5.50%, 11/1/2033                                       654           656
     6.50%, 3/1/2033                                        453           471
     6.50%, 4/1/2033                                        262           272
     5.00%, 3/1/2034                                        740           724
     5.50%, 2/1/2034                                        737           738
     5.00%, 4/1/2034                                        775           758
     5.50%, 7/1/2034                                      4,985         4,996
     6.00%, 5/1/2034                                      1,913         1,956
     TBA 4.50%, 12/1/2034                                 1,300         1,233
     TBA 5.50%, 12/1/2034                                 1,000         1,001
 Financing Corp.,
     Principal Strips from
      8.60%, 9/26/2019                                      830           394
      9.70%, 4/5/2019                                       840           409
 Freddie Mac,
     2.61%, 7/15/2011                                     1,078         1,064
     6.50%, 3/1/2013                                         72            75
     6.50%, 6/1/2013                                         27            28
     6.50%, 6/1/2016                                        517           540
     6.00%, 5/1/2017                                        598           618
     6.50%, 4/1/2017                                         77            81
     4.50%, 4/1/2018                                        653           641
     4.50%, 8/1/2018                                        809           793
     4.50%, 10/1/2018                                     1,737         1,704
     5.00%, 4/1/2018                                      1,208         1,210
     5.00%, 5/1/2018                                        275           275
     5.00%, 7/1/2018                                        893           895
     5.00%, 11/1/2018                                       439           440
     6.00%, 1/1/2032                                        840           861
     7.50%, 1/1/2032                                        105           113
     7.50%, 3/1/2032                                        352           377
     5.00%, 8/1/2033                                      3,445         3,380
     5.50%, 4/1/2033                                      1,649         1,656
     6.00%, 11/1/2033                                       669           685
     6.50%, 3/1/2034                                        409           426
 Ginnie Mae,
     6.50%, 3/15/2031                                       185           193
     6.50%, 10/15/2031                                       75            78
     6.50%, 4/15/2032                                       249           260
     5.50%, 4/15/2033                                       500           505
     5.50%, 9/15/2033                                       436           440
 U.S. Treasury Bonds,
     8.75%, 5/15/2017                                       200           275
     8.13%, 8/15/2019                                       500           673
     6.00%, 2/15/2026                                     1,293         1,479
     5.50%, 8/15/2028                                       300           326
     6.13%, 8/15/2029                                        40            47

----------------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities

INVESTMENTS IN SECURITIES continued
March 31, 2005 (Unaudited)
                                                         PRINCIPAL           VALUE
                                                           (000)             (000)
----------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note,
      2.00%, 7/15/2014                                       $ 2,064            $ 2,109
U.S. Treasury Notes,
     3.38%, 12/15/2008                                         1,430              1,397
     3.63%, 7/15/2009                                          4,200              4,119
     6.00%, 8/15/2009                                             40                 43
     5.00%, 2/15/2011                                            535                556
     4.38%, 8/15/2012                                          2,800              2,807
     4.00%, 2/15/2015                                          2,700              2,594
                                                                        ----------------
                                                                                 56,513
                                                                        ----------------

UTILITIES - 0.1%
Korea Electric Power Corp., 5.13%, 4/23/2034
     (144A security acquired April 2004 for $89) (a)              90                 88
                                                                        ----------------
TOTAL LONG-TERM BONDS
     (Cost - $78,488)                                                            78,094
                                                                        ----------------
                                                           NUMBER
PREFERRED STOCK - 0.0%                                   OF SHARES
                                                       --------------
U.S. GOVERNMENT AGENCY (e) - 0.0%
Fannie Mae, 7.00% (d)
     (Cost  - $29)                                               584                 32
                                                                        ----------------

                                                         PRINCIPAL
SHORT-TERM OBLIGATIONS - 23.9%                             (000)
                                                       --------------
COMMERCIAL PAPER - 14.7%
ASB Bank LTD., 2.94%, 6/15/05                                    600                596
Barclays U.S. Funding LLC, 2.78%, 4/25/05                        200                200
Bank of Ireland, 2.93%, 8/17/05                                2,300              2,274
CBA (Delaware) Finance, Inc., 2.95%, 6/21/05                     200                199
HBOS Treasury Services PLC, 2.96%, 6/22/05                     1,100              1,093
ING U.S. Funding LLC, 2.94%, 6/14/05                           1,000                994
Procter & Gamble Co., 2.95%, 6/20/05                           2,400              2,384
Swedbank, Inc., 2.79%, 6/15/05                                   200                199
Toyota Motor Credit Co., 2.92%, 7/11/05                        2,400              2,380
Westpac Trust Securities (NZ) LTD.,
      2.96%, 7/11/05                                           1,000                992
      2.99%, 7/15/05                                           1,600              1,586
                                                                        ----------------
                                                                                 12,897
                                                                        ----------------

                                                           NUMBER
                                                         OF SHARES
                                                       --------------
MONEY MARKET FUND - 4.4%
TimesSquare VP Money Market Fund (h)                       3,839,497              3,839
                                                                        ----------------

                                                         PRINCIPAL
                                                           (000)
                                                       --------------
U.S. GOVERNMENT - 4.8%
U.S. Treasury Bills,
     2.65%, 4/14/2005                                          4,200              4,196
     2.59%, 7/21/2005                                             75                 74
                                                                        ----------------
                                                                                  4,270
                                                                        ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost - $21,007)                                                            21,006
                                                                        ----------------


TOTAL INVESTMENTS IN SECURITIES - 112.8%

     (Total Cost - $99,524) (l)                                                  99,132
Liabilities Less Cash and Other Assets  - (12.8)%                               (11,245)
                                                                        ----------------
NET ASSETS - 100.0%                                                            $ 87,887
                                                                        ================


-----------------------------------------------------------------------------------





--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Indicates restricted security; the aggregate value of restricted securities is $1,097,390 (aggregate cost $1,029,390), which is approximately
    1.3% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities
(b) This is a fair valued security which is in default due to bankruptcy.
    The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(c) Illiquid security.
(d) Floating rate security.
(e) Principal is denominated in Euros.
(f) Principal is denominated in Pounds.
(g) Agency obligations are not guaranteed by the U.S. Government.
(h) This Fund is a separate series of the CIGNA Variable Products Group.
(j) A summary of outstanding forward currency contracts, as of March 31, 2005, is as follows:

                                                           Net Unrealized
    Settlement      Forward       Foreign       Contract   Appreciation
    Date            Contract      Currency      Value     (Depreciation)
   ----------------------------------------------------------------------
    Buys
   4/4/05           Euro          2,230,715   $2,890,560        $   2,118
   4/13/05          Yen         187,008,000   $1,782,737        $ (38,666)
   4/25/05          Euro            164,000   $  216,357        $  (3,690)
   4/28/05          Pound         1,400,000   $2,643,326        $     573


    Sells
   4/4/05           Pound         1,399,530   $2,645,811         $  2,800
   4/18/05          Euro            184,000   $  246,307         $  7,705
   4/25/05          Euro          2,231,000   $2,892,179         $   (869)
   4/28/05          Pound         3,277,000   $6,264,805         $ 85,354

(j) As of March 31, 2005, the fund had an interest rate swap agreement outstanding with UBS AG for a notional amount of $9,800,000 expiring on 6/17/2007.
    The rest of the terms are:

        Floating Rate                    Fixed       Premium       Unrealized
         Index                           Rate        Received      Depreciation
   ------------------------------------------------------------------------------
         Pay 3 month                     Receive 4%   $ 2,940         $ 66,772
         USD LIBOR BBA

(k) Premiums received on written swap options:

                    Exercise             Expiration
                    Price                Date         Premium      Value
   ------------------------------------------------------------------------------


    Call          $4                     5/11/2005    $11,400      $     (12)
    Put           $5                     5/11/2005    $15,600      $ (60,120)


    Tax Information
(l) At March 31, 2005, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $99,650,626 was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                                       $ 499,901
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                                    (1,018,673)
                                                                -----------------
    Unrealized depreciation - net                                      $ (518,772)
                                                                =================


   ------------------------------------------------------------------------------
   Quality Ratings* of Long-Term Bonds (Unaudited)

   March 31, 2005
                                                      Value           % of
                                                      (000)          Value
   ------------------------------------------------------------------------------
   Aaa/AAA                                             $ 71,652            91.7%
   A/A                                                    3,016              3.9
   Baa/BBB                                                2,314              3.0
   Ba/BB                                                    977              1.2
   Not Rated                                                133              0.2
                                                  -------------------------------
                                                       $ 78,092           100.0%
                                                  ===============================

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities
March 31, 2005 (Unaudited)

                                                           Principal       Value
                                                             (000)         (000)
---------------------------------------------------------------------------------
COMMERCIAL PAPER - 38.1%
Domestic - 27.3%
ChevronTexaco Funding Corp., 2.74%, 4/7/05                   $ 3,580     $ 3,578
CIESCO LLC, 2.76%, 4/4/05                                      3,677       3,676
Coca Cola Co., 2.72%, 4/1/05                                   3,500       3,500
Gannett, Inc., 2.75%, 4/6/05                                   3,825       3,824
Morgan Stanley, Dean Witter, Discover & Co.,
     2.76%, 4/5/05                                             3,824       3,823
Nestle Capital Corp., 2.73%, 4/6/05                            3,977       3,976
New York Times, 2.77%, 4/5/05                                  1,059       1,059
Paccar Financial Corp., 2.75%, 4/4/05                          1,503       1,503
Wal-Mart Stores, Inc., 2.75%, 4/4/05                           3,700       3,699
                                                                        --------
                                                                          28,638
                                                                        --------
Foreign - 10.8%
HSBC Finance Corp., 2.73%, 4/4/05                              4,136       4,135
KfW International Finance, Inc., 2.72%, 4/8/05                 3,500       3,498
Novartis Finance Corp., 2.75%, 4/14/05                         3,767       3,763
                                                                        --------
                                                                          11,396
                                                                        --------

Total Commercial Paper                                                    40,034
                                                                        --------

U.S. GOVERNMENT AGENCIES (a) - 46.6% Fannie Mae,
  2.67%, 4/4/05                                                3,247       3,246
  2.65%, 4/5/05                                               12,784      12,780
  1.65%, 5/16/05                                               2,500       2,500
Federal Farm Credit Bank,
  2.65%, 4/7/05                                                6,581       6,578
  2.65%, 4/11/05                                              10,000       9,993
Federal Home Loan Bank,
  2.70%, 4/1/05                                                1,363       1,363
  2.63%, 4/13/05                                              10,000       9,991
  2.02%, 6/8/05                                                2,500       2,500
                                                                        --------
                                                                          48,951
                                                                        --------

                                                           Principal      Value
                                                             (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 15.3%
Repurchase Agreement with Chase Manhattan Bank
  entered into 3/31/05 at 2.53%, maturing 4/1/05 at
  $16,121,133 (collateralized by  by
  U. S. Treasury Note, 8.875%, due  2/15/19
  with face value of $11,549,000 and a value of
  $16,442,400)                                              $ 16,120    $ 16,120
                                                                        --------

TOTAL INVESTMENTS IN SECURITIES - 100.0%
  (Total Cost - $105,105) (b)                                            105,105
Liabilities Less, Cash and Other Assets - 0.0%                               (40)
                                                                        --------

NET ASSETS - 100.0%                                                     $105,065
                                                                        ========

NOTES TO INVESTMENTS IN SECURITIES
(a)  Agency obligations are not gauranteed by the U.S. Government. Tax
     Information
(b) As of March 31, 2005, the cost for federal tax purposes on a tax basis is the same as on a book basis.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund

--------------------------------------------------------------------------------
                                                             Value      % of
Ten Largest Positions (Unaudited)                            (000)    Net Assets
--------------------------------------------------------------------------------
Fannie Mae                                                 $ 18,526         17.6%
Federal Farm Credit Bank                                     16,571         15.8
Federal Home Loan Bank                                       13,854         13.2
HSBC Finance Corp.                                            4,135          3.9
Nestle Capital Corp.                                          3,976          3.8
Gannett, Inc.                                                 3,824          3.6
Morgan Stanley, Dean Witter, Discover & Co.                   3,823          3.6
Novartis Finance Corp.                                        3,763          3.6
Wal Mart Stores, Inc.                                         3,699          3.5
CIESCO LLC                                                    3,676          3.5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund

Portfolio by Type of Short Term Security                      Value      % of
(Unaudited)                                                   (000)   Net Assets
--------------------------------------------------------------------------------
Domestic Commercial Paper                                   $ 28,638        27.3%
Foreign Commercial Paper                                      11,396        10.8
U.S. Government Agencies                                      48,951        46.6
Repurchase Agreement                                          16,120        15.3
                                                            --------------------
                                                            $105,105       100.0%
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CIGNA Variable Products Group__________________
             -----------------------------

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary_
                          --------------------------------------------------

Date May 25, 2005
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey S. Winer___________________
                         --------------------

Date _May 25, 2005____

By (Signature and Title)*/s/ Jeffrey S. Winer, Vice President and Secretary_
                         --------------------------------------------------

Date May 25, 2005_____

* Print the name and title of each signing officer under his or her signature.